CRYPTOCURRENCIES - Summary of intangible assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Intercompany Foreign Currency Balance [Line Items]
Total	¥ 206,130	$ 28,240	¥ 107,961		¥ 66,342
Cryptocurrencies, restricted-current	193,938	26,569	17,838
Cryptocurrencies , restrict-Non current			2,409
Balance of Cryptocurrencies	12,192	1,671	87,714
Bitcoins
Intercompany Foreign Currency Balance [Line Items]
Total	196,680	26,945	92,205
Cryptocurrencies, restricted-current			9,100	$ 1,300
Cryptocurrencies , restrict-Non current			2,400	300
Tether
Intercompany Foreign Currency Balance [Line Items]
Total	2,154	295	1,547
Ethereum
Intercompany Foreign Currency Balance [Line Items]
Total			1,302
Filecoin
Intercompany Foreign Currency Balance [Line Items]
Total	7,296	1,000	12,907
Cryptocurrencies, restricted-current	¥ 6,700	$ 900	¥ 8,800	$ 1,200